INCOME TAXES - Schedule of Effective Income Tax Expense Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Irish Statutory tax rate	12.50%
(Benefit) expense computed at the Irish statutory rate of 12.5%	$ (5,569)	$ 7,388	$ 5,345
Foreign income taxed at different rates	5,258	8,247	1,908
Change in valuation allowances	966	2,824	740
Tax exempt income	(188)	(248)	0
Expenses not deductible for income tax purposes	4,497	1,467	1,227
Changes in unrecognized tax benefits, net of indirect benefits	(18,263)	(648)	32
Contingent consideration adjustments	139	(329)	163
Changes in estimates made in respect of prior periods	(63)	(678)	821
Other items	(110)	107	76
Total	$ (13,333)	$ 18,130	$ 10,312